OPERATING SEGMENTS - Financial Information by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 7,384	$ 6,331	[1]
Operating expenses	976	825
Cost of goods sold	2,608	2,358
Depreciation and amortization included in gross profit	812	624
Cost of sales	4,396	3,807	[1]
Share of profit from equity accounted investees	328	316	[1]
Gross profit	3,316	2,840	[1]
Depreciation included in general and administrative	50	39
Other general and administrative	394	383
Other (income) expense	(25)	(6)	[1]
Impairment reversal (Note 9)	0	(231)	[1]
Loss on Acquisition (Note 5)	616	0
Results from operating activities	2,281	2,655	[1]
Net finance costs	561	466
Earnings before income tax	1,720	2,189	[1]
Income tax (recovery) expense (Note 12)	(154)	413	[1]
Earnings (loss)	1,874	1,776	[1]
Capital expenditures	955	606
Contributions to equity accounted investees	371	271
Wages and salaries	576	486
Pipelines
Disclosure of operating segments [line items]
Revenue	3,185	2,542
Pipelines | Pipeline Transportation
Disclosure of operating segments [line items]
Revenue	501	302
Facilities
Disclosure of operating segments [line items]
Revenue	358	449
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	3,796	3,293
Marketing & New Ventures | Midstream Sales
Disclosure of operating segments [line items]
Revenue	845	186
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	45	47
Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(970)	(625)
Inter-segment revenue | Pipelines
Disclosure of operating segments [line items]
Revenue	(201)	(165)
Inter-segment revenue | Facilities
Disclosure of operating segments [line items]
Revenue	(769)	(460)
Inter-segment revenue | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	0	0
Operating segments | Pipelines
Disclosure of operating segments [line items]
Revenue	3,386	2,707
Operating expenses	832	695
Cost of goods sold	40	17
Depreciation and amortization included in gross profit	557	414
Cost of sales	1,429	1,126
Share of profit from equity accounted investees	42	109
Gross profit	1,999	1,690
Depreciation included in general and administrative	3	0
Other general and administrative	65	42
Other (income) expense	0	11
Impairment reversal (Note 9)		(231)
Loss on Acquisition (Note 5)	0
Results from operating activities	1,931	1,868
Net finance costs	24	28
Earnings before income tax	1,907	1,840
Income tax (recovery) expense (Note 12)	0	0
Earnings (loss)	1,907	1,840
Capital expenditures	539	448
Contributions to equity accounted investees	5	20
Operating segments | Facilities
Disclosure of operating segments [line items]
Revenue	1,127	909
Operating expenses	474	360
Cost of goods sold	0	0
Depreciation and amortization included in gross profit	183	159
Cost of sales	657	519
Share of profit from equity accounted investees	231	233
Gross profit	701	623
Depreciation included in general and administrative	0	0
Other general and administrative	23	23
Other (income) expense	2	(19)
Impairment reversal (Note 9)		0
Loss on Acquisition (Note 5)	0
Results from operating activities	676	619
Net finance costs	10	9
Earnings before income tax	666	610
Income tax (recovery) expense (Note 12)	0	0
Earnings (loss)	666	610
Capital expenditures	345	102
Contributions to equity accounted investees	124	33
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	3,796	3,293
Operating expenses	25	7
Cost of goods sold	3,198	2,736
Depreciation and amortization included in gross profit	64	46
Cost of sales	3,287	2,789
Share of profit from equity accounted investees	55	(26)
Gross profit	564	478
Depreciation included in general and administrative	0	0
Other general and administrative	48	43
Other (income) expense	(62)	(4)
Impairment reversal (Note 9)		0
Loss on Acquisition (Note 5)	0
Results from operating activities	578	439
Net finance costs	9	4
Earnings before income tax	569	435
Income tax (recovery) expense (Note 12)	0	0
Earnings (loss)	569	435
Capital expenditures	30	10
Contributions to equity accounted investees	242	218
Corporate & Inter-segment Eliminations
Disclosure of operating segments [line items]
Revenue	(925)	(578)
Operating expenses	(355)	(237)
Cost of goods sold	(630)	(395)
Depreciation and amortization included in gross profit	8	5
Cost of sales	(977)	(627)
Share of profit from equity accounted investees	0	0
Gross profit	52	49
Depreciation included in general and administrative	47	39
Other general and administrative	258	275
Other (income) expense	35	6
Impairment reversal (Note 9)		0
Loss on Acquisition (Note 5)	616
Results from operating activities	(904)	(271)
Net finance costs	518	425
Earnings before income tax	(1,422)	(696)
Income tax (recovery) expense (Note 12)	0	0
Earnings (loss)	(1,422)	(696)
Capital expenditures	41	46
Contributions to equity accounted investees	$ 0	$ 0

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies